Trade receivables (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Non-Interest Bearing Trade Receivables
Trade receivables and contract assets are non-interest bearing and generally have 30-90 day payment terms.

	At December 31,
	2016	2017	2018
	(in thousands)
Trade receivables	$14,427	$18,754	$16,758
Contract assets	1,612	3,112	2,707
Unbilled revenue	12	355	105
Unissued credit notes	(138)	(485)	(1,094)
Provisions on trade receivables	(628)	(810)	(2,592)
Net trade receivables	$15,285	$20,926	$15,884

Schedule of Movements in the Provision for Impairment of Receivables
The movements in the provision for impairment of receivables were as follows:

	December 31,
	2016	2017	2018
	(in thousands)
At January 1,	$588	$628	$810
Charge for the year	40	182	1,782
At year end	$628	$810	$2,592

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2016	$728	$985	$1,713	$317	$1,396
Arising (released) during the year	(29)	75	46	—	—
Released (used) during the year	(11)	(269)	(280)	—	—
Released (unused) during the year	—	(127)	(127)	—	—
At December 31, 2016	688	664	1,352	46	1,306
Arising (released) during the year	216	443	659	—	—
Released (used) during the year	—	(50)	(50)	—	—
Released (unused) during the year	—	(397)	(397)	—	—
At December 31, 2017	904	660	1,564	32	1,532
Arising (released) during the year	86	590	676	—	—
Released (used) during the year	—	(32)	(32)	—	—
Released (unused) during the year	—	(167)	(167)	—	—
At December 31, 2018	$990	$1,051	$2,041	$352	$1,689

Aging Analysis of Trade Receivables That Were Not Impaired
As at year end, the aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2016	$15,285	$12,995	$412	$374	$1,494	$10
At December 31, 2017	$20,926	$12,746	$4,771	$1,036	$1,673	$700
At December 31, 2018	$15,884	$7,421	$5,155	$49	$471	$2,788